Intangible assets, net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Total Amortization expenses	$ 1,101	$ 301
Cost of Sales [Member]
Goodwill [Line Items]
Total Amortization expenses	880	298
Selling and Marketing Expense [Member]
Goodwill [Line Items]
Total Amortization expenses	215
General and Administrative Expense [Member]
Goodwill [Line Items]
Total Amortization expenses	$ 6	$ 3